BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
BORROWINGS

9. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31,
	2010	2011
Short-term	$307,131,331	$479,058,697
Long-term, current portion	93,666,573	91,834,952
Subtotal	400,797,904	570,893,649
Long-term	121,515,030	144,668,887
	$522,312,934	$715,562,536

As of December 31, 2010 and 2011, the maximum bank credit facilities granted to the Company were $826,591,115 and $1,407, 552,562, respectively, of which, $580,896,655 and $714,905,784 were drawn down and $245,694,460 and $692,646,778 were available as of December 31, 2010 and 2011, respectively.

As of December 31, 2010, short-term borrowings of $192,908,898 and long-term borrowings of $96,666,570 were secured by property, plant and equipment with carrying amounts of $130,680,160, inventories of $61,363,575, prepaid land use right of $11,394,144 and accounts receivable of $15,151,500. As of December 31, 2011, short-term borrowings of $16,682,820 and long-term borrowings of $107,246,700 were secured by property, plant and equipment with carrying amounts of $265,000,539, prepaid land use right of $15,603,442 and accounts receivable of $7,435,279.

In addition, $27,272,700 and $nil of short-term borrowings, and $78,787,800 and $82,619,680 of long-term borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2010, and 2011, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain portions of the short-term borrowings, and are updated every one month. The weighted average interest rate of short term loans was 4.89%, 4.72 % and 5.38 % in the years ended December 31, 2009, 2010 and 2011, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.27%, 6.33 % and 6.54 % in the year ended December 31, 2009, 2010 and 2011, respectively. There are financial covenants associated with Sichuan ReneSola long-term borrowings $82,619,680, related to gross margin and sales on cash or advances, and financial covenants associated with Zhejiang Yuhui long-term borrowings $12,710,720, related to asset-liability ratio and current ratio.

As of December 31, 2011, Sichuan Renesola and Zhejiang Yuhui are in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2012	$91,834,952
2013	$117,658,607
2014	$—
2015	$27,010,280
$236,503,839

c) Interest expense

Interest expense incurred for the years ended December 31, 2009, 2010 and 2011 was $24,350,028, $28,827,891 and $ 40,898,780, respectively, of which $11,802,511, $5,823,410 and $2,955,967 has been capitalized in the carrying value of property, plant and equipment.